FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Treasury Obligations Fund

(collectively, the “Funds”)

Prospectus Supplement dated February 21, 2017

This information supplements the Funds’ Class X Shares Prospectus dated October 14, 2016. Please retain this supplement for future reference.

The “Additional Summary Information - Purchase and Sale of Fund Shares” section on page 11 of the Prospectus is replaced with the following:

You may purchase or redeem shares of the funds on any business day. If you are establishing an account directly with a fund, Class X shares are available for a minimum initial investment of $50 million. You can purchase or redeem shares by contacting Investor Services at 800 677-3863. The funds reserve the right to waive or lower purchase minimums and to reject any purchase order or to stop offering shares for sale at any time. You may also become a shareholder by establishing an account through various financial intermediaries authorized to offer Class X shares, including banks, registered investment advisers and other financial institutions that have agreed to provide certain account services to fund shareholders. A financial intermediary may require a minimum initial and/or additional investment amount that is different than that required for accounts held directly with the funds.

The “Shareholder Information - Share Classes” section on page 21 of the Prospectus is replaced with the following:

The funds issue their shares in multiple classes. This prospectus offers Class X shares.

If you are establishing an account directly with a fund, Class X shares are available for a minimum initial investment of $50 million. The funds reserve the right to waive or lower purchase minimums and to reject any purchase order or to stop offering shares for sale at any time. You may also become a shareholder by establishing an account through various financial intermediaries authorized to offer Class X shares, including banks, registered investment advisers and other financial institutions that have agreed to provide certain account services to fund shareholders. A financial intermediary may require a minimum initial and/or additional investment amount that is different than that required for accounts held directly with the funds. These minimum investment amounts may be based on household assets under management held with the financial intermediary or with the funds, or the capability to reach a higher level of investment than the initial amount invested, among other possible criteria.

Class X shares are offered at NAV, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

FAF-MMX-1

FIRST AMERICAN FUNDS, INC.

Institutional Prime Obligations Fund

(the “Fund”)

Prospectus Supplement dated February 21, 2017

This information supplements the Prospectus for Class X Shares of the Fund dated October 14, 2016. Please retain this supplement for future reference.

The “Additional Summary Information - Purchase and Sale of Fund Shares” section on page 5 of the Prospectus is replaced with the following:

You may purchase or redeem shares of the fund on any business day. If you are establishing an account directly with the fund, Class X shares are available for a minimum initial investment of $3 million. You can purchase or redeem shares by contacting Investor Services at 800 677-3863. The fund reserves the right to waive or lower purchase minimums and to reject any purchase order or to stop offering shares for sale at any time. You may also become a shareholder by establishing an account through various financial intermediaries authorized to offer Class X shares, including banks, registered investment advisers and other financial institutions that have agreed to provide certain account services to fund shareholders. A financial intermediary may require a minimum initial and/or additional investment amount that is different than that required for accounts held directly with the fund.

The “Shareholder Information - Share Classes” section on page 14 of the Prospectus is replaced with the following:

The fund issues its shares in multiple classes. This prospectus offers Class X shares.

If you are establishing an account directly with the fund, Class X shares are available for a minimum initial investment of $3 million. The fund reserves the right to waive or lower purchase minimums and to reject any purchase order or to stop offering shares for sale at any time. You may also become a shareholder by establishing an account through various financial intermediaries authorized to offer Class X shares, including banks, registered investment advisers and other financial institutions that have agreed to provide certain account services to fund shareholders. A financial intermediary may require a minimum initial and/or additional investment amount that is different than that required for accounts held directly with the fund. These minimum investment amounts may be based on household assets under management held with the financial intermediary or with the fund, or the capability to reach a higher level of investment than the initial amount invested, among other possible criteria.

Class X shares are offered at NAV, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

FAF-MMX-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “Funds”)

Prospectus Supplement dated February 21, 2017

This information supplements the Funds’ Class Z Shares Prospectus dated October 14, 2016. Please retain this supplement for future reference.

The “Additional Summary Information - Purchase and Sale of Fund Shares” section on page 18 of the Prospectus is replaced with the following:

You may purchase or redeem shares of the funds on any business day. If you are establishing an account directly with a fund, Class Z shares are available for a minimum initial investment of $10 million. You can purchase or redeem shares by contacting Investor Services at 800 677-3863. The funds reserve the right to waive or lower purchase minimums and to reject any purchase order or to stop offering shares for sale at any time. You may also become a shareholder by establishing an account through various financial intermediaries authorized to offer Class Z shares, including banks, registered investment advisers and other financial institutions that have agreed to provide certain account services to fund shareholders. A financial intermediary may require a minimum initial and/or additional investment amount that is different than that required for accounts held directly with the funds.

The “Shareholder Information - Share Classes” section on page 30 of the Prospectus is replaced with the following:

The funds issue their shares in multiple classes. This prospectus offers Class Z shares.

If you are establishing an account directly with a fund, Class Z shares are available for a minimum initial investment of $10 million. The funds reserve the right to waive or lower purchase minimums and to reject any purchase order or to stop offering shares for sale at any time. You may also become a shareholder by establishing an account through various financial intermediaries authorized to offer Class Z shares, including banks, registered investment advisers and other financial institutions that have agreed to provide certain account services to fund shareholders. Shares are also available to other mutual fund families for whom U.S. Bancorp Fund Services, LLC provides administration services. A financial intermediary may require a minimum initial and/or additional investment amount that is different than that required for accounts held directly with the funds. These minimum investment amounts may be based on household assets under management held with the financial intermediary or with the funds, or the capability to reach a higher level of investment than the initial amount invested, among other possible criteria.

Class Z shares are offered at NAV, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

FAF-MMZ-1

FIRST AMERICAN FUNDS, INC.

Institutional Prime Obligations Fund

(the “Fund”)

Prospectus Supplement dated February 21, 2017

This information supplements the Prospectus for Class Z Shares of the Fund dated October 14, 2016. Please retain this supplement for future reference.

The “Additional Summary Information - Purchase and Sale of Fund Shares” section on page 5 of the Prospectus is replaced with the following:

You may purchase or redeem shares of the fund on any business day. If you are establishing an account directly with the fund, Class Z shares are available for a minimum initial investment of $1 million. You can purchase or redeem shares by contacting Investor Services at 800 677-3863. The fund reserves the right to waive or lower purchase minimums and to reject any purchase order or to stop offering shares for sale at any time. You may also become a shareholder by establishing an account through various financial intermediaries authorized to offer Class Z shares, including banks, registered investment advisers and other financial institutions that have agreed to provide certain account services to fund shareholders. A financial intermediary may require a minimum initial and/or additional investment amount that is different than that required for accounts held directly with the fund.

The “Shareholder Information - Share Classes” section on page 14 of the Prospectus is replaced with the following:

The fund issues its shares in multiple classes. This prospectus offers Class Z shares.

If you are establishing an account directly with the fund, Class Z shares are available for a minimum initial investment of $1 million. The fund reserves the right to waive or lower purchase minimums and to reject any purchase order or to stop offering shares for sale at any time. You may also become a shareholder by establishing an account through various financial intermediaries authorized to offer Class Z shares, including banks, registered investment advisers and other financial institutions that have agreed to provide certain account services to fund shareholders. Shares are also available to other mutual fund families for whom U.S. Bancorp Fund Services, LLC provides administration services. A financial intermediary may require a minimum initial and/or additional investment amount that is different than that required for accounts held directly with the fund. These minimum investment amounts may be based on household assets under management held with the financial intermediary or with the fund, or the capability to reach a higher level of investment than the initial amount invested, among other possible criteria.

Class Z shares are offered at NAV, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

FAF-MMZ-1